UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-4802

Name of Fund: Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch
              Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 11/01/05 - 01/31/06

Item 1 - Schedule of Investments

Merrill Lynch Municipal Intermediate Term Fund
Schedule of Investments as of January 31, 2006                    (in Thousands)

                         Face
State                  Amount  Municipal Bonds                                                                            Value
----------------------------------------------------------------------------------------------------------------------------------
Alabama - 0.3%        $   500  Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential Care
                               Facility Revenue Bonds (Capstone Village, Inc. Project) Series A, 5.125%
                               due 8/01/2015                                                                            $      497
----------------------------------------------------------------------------------------------------------------------------------
Alaska - 1.2%           2,250  Alaska Student Loan Corporation, Student Loan Revenue Bonds, AMT, Series A, 5.65%
                               due 7/01/2012 (a)                                                                             2,311
----------------------------------------------------------------------------------------------------------------------------------
Arizona - 4.9%          5,000  Arizona State Transportation Board, Highway Revenue Bonds, Series B, 5%
                               due 7/01/2017                                                                                 5,427
                        3,000  Maricopa County, Arizona, Hospital Revenue Refunding Bonds (Sun Health
                               Corporation), 5% due 4/01/2015                                                                3,117
                          700  Watson Road Community Facilities District, Arizona, Special Assessment Revenue
                               Bonds, 5.50% due 7/01/2016                                                                      702
----------------------------------------------------------------------------------------------------------------------------------
California - 18.3%        875  Agua Caliente Band of Cahuilla Indians, California, Casino Revenue Bonds, 5.60%
                               due 7/01/2013                                                                                   911
                        5,000  California State Department of Water Resources, Power Supply Revenue Bonds,
                               DRIVERS, Series 532, 7.664% due 5/01/2010 (a)(c)                                              6,075
                        5,000  California State, GO, Refunding, 5% due 3/01/2018                                             5,351
                        5,000  California State Public Works Board, Lease Revenue Refunding Bonds (Department
                               of Corrections and Rehabilitation), Series J, 5% due 1/01/2017                                5,338
                        4,000  California State University, Systemwide Revenue Refunding Bonds, Series C, 5%
                               due 11/01/2017 (b)                                                                            4,347
                        4,500  Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                               Revenue Refunding Bonds, Series A, 5% due 6/01/2020 (a)                                       4,681
                        3,000  Los Angeles, California, Harbor Department Revenue Refunding Bonds, AMT, Series C,
                               5% due 8/01/2017 (b)                                                                          3,192
                        4,000  Orange County, California, Public Financing Authority, Lease Revenue Refunding
                               Bonds, 5% due 7/01/2016 (b)                                                                   4,374
----------------------------------------------------------------------------------------------------------------------------------
Colorado - 3.1%         5,000  Denver, Colorado, City and County Airport Revenue Bonds, AMT, Series D, 7.75%
                               due 11/15/2013 (a)                                                                            5,823
----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 3.6%      1,555  Bridgeport, Connecticut, Senior Living Facilities Revenue Bonds (3030 Park
                               Retirement Community Project), 6.50% due 4/01/2009                                            1,323
                        4,970  Connecticut State, GO, Series D, 5% due 12/01/2016 (b)                                        5,372
----------------------------------------------------------------------------------------------------------------------------------
Florida - 3.1%             25  Double Branch Community, Florida, Development District, Special Assessment Bonds,
                               Series B-1, 5.60% due 5/01/2007                                                                  25
                        2,250  Lake County, Florida, School Board, COP, Refunding, Series C, 5.25% due 6/01/2018
                               (a)                                                                                           2,496
                          610  Middle Village Community Development District, Florida, Special Assessment Bonds,
                               Series C, 5.125% due 5/01/2009                                                                  612
----------------------------------------------------------------------------------------------------------------------------------

Portfolio
Abbreviations

To simplify the listings of Merrill Lynch Municipal Intermediate Term Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT         Alternative Minimum Tax (subject to)
BAN         Bond Anticipation Notes
COP         Certificates of Participation
DRIVERS     Derivative Inverse Tax-Exempt Receipts
GANS        Grant Anticipation Notes
GO          General Obligation Bonds
HDA         Housing Development Authority
IDA         Industrial Development Authority
PCR         Pollution Control Revenue Bonds
RIB         Residual Interest Bonds
VRDN        Variable Rate Demand Notes

Merrill Lynch Municipal Intermediate Term Fund
Schedule of Investments as of January 31, 2006                    (in Thousands)

                         Face
State                  Amount  Municipal Bonds                                                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                      $ 1,495  Panther Trace, Florida, Community Development District II, Special Assessment
                               Revenue Bonds, Series A, 5% due 11/01/2010                                               $    1,498
                          250  Reunion East Community Development District, Florida, Special Assessment, Series B,
                               5.90% due 11/01/2007                                                                            252
                          875  Sterling Hill, Florida, Community Development District, Capital Improvement Revenue
                               Refunding Bonds, Series B, 5.50% due 11/01/2010                                                 878
----------------------------------------------------------------------------------------------------------------------------------
Georgia - 0.6%          1,050  Fulton County, Georgia, Residential Care Facilities, Revenue Refunding Bonds
                               (Canterbury Court Project), Series A, 5% due 2/15/2014                                        1,050
----------------------------------------------------------------------------------------------------------------------------------
Idaho - 3.6%            5,000  Ada and Canyon Counties, Idaho, Joint School District Number 2 (Meridian), GO, 5%
                               due 8/15/2017                                                                                 5,429
                        1,140  Jerome, Lincoln and Gooding Counties, Idaho, Joint School District Number 261, GO,
                               5% due 9/15/2017                                                                              1,246
----------------------------------------------------------------------------------------------------------------------------------
Illinois - 6.8%         5,000  Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds, DRIVERS,
                               AMT, Series 370, 7.124% due 7/01/2011 (c)(d)                                                  5,658
                        1,000  Chicago, Illinois, Tax Allocation Bonds (Kingsbury Redevelopment Project),
                               Series A, 6.57% due 2/15/2013                                                                 1,049
                          800  Illinois Health Facilities Authority, Revenue Refunding Bonds (University of
                               Chicago Hospitals), VRDN, 3.06% due 8/01/2026 (b)(f)                                            800
                          715  Illinois State Finance Authority Revenue Bonds (Primary Health Care Centers
                               Program), 5.90% due 7/01/2014                                                                   724
                        4,000  Illinois State Toll Highway Authority, Toll Highway Priority Revenue Bonds,
                               Series A, 6.30% due 1/01/2011                                                                 4,470
----------------------------------------------------------------------------------------------------------------------------------
Kansas - 2.3%           4,000  Johnson County, Kansas, Unified School District Number 229, GO, Refunding,
                               Series B, 5% due 10/01/2016                                                                   4,327
----------------------------------------------------------------------------------------------------------------------------------
Maryland - 5.1%         3,740  Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Senior Series A, 5.25%
                               due 9/01/2018 (g)                                                                             4,109
                        5,000  Montgomery County, Maryland, Consolidated Public Improvement, GO, Refunding,
                               Series A, 5% due 7/01/2016                                                                    5,501
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 6.5%    5,000  Massachusetts State, Consolidated Loan, GO, Series C, 5% due 9/01/2016                        5,390
                        2,500  Massachusetts State Port Authority, Special Facilities Revenue Bonds (Delta Air
                               Lines Inc. Project), AMT, Series A, 5.50% due 1/01/2014 (a)                                   2,634
                        4,000  Massachusetts State Port Authority, Special Facilities Revenue Bonds (Delta Air
                               Lines Inc. Project), AMT, Series A, 5.50% due 1/01/2015 (a)                                   4,203
----------------------------------------------------------------------------------------------------------------------------------
Michigan - 2.2%         2,500  Detroit, Michigan, Sewer Disposal Revenue Bonds, Senior Lien, VRDN, Series B, 3.05%
                               due 7/01/2033 (d)(f)                                                                          2,500
                        1,555  Michigan State Strategic Fund, PCR (General Motors Corporation Project), VRDN, 8%
                               due 12/01/2008 (f)                                                                            1,555
----------------------------------------------------------------------------------------------------------------------------------
Montana - 2.1%          3,500  Montana State Department of Transportation Revenue Bonds (Highway 93 Advance
                               Construction Project), GANS, 5.25% due 6/01/2016 (b)                                          3,872
----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 7.8%       7,635  New Jersey State Transportation Trust Fund Authority, Revenue Refunding Bonds,
                               DRIVERS, Series 1067, 7.167% due 6/15/2013 (a)(c)(e)                                          9,164
                        5,000  Port Authority of New York and New Jersey, Revenue Refunding Bonds, RIB, AMT,
                               Series 701-X, 8.23% due 10/15/2014 (b)(c)                                                     5,432
----------------------------------------------------------------------------------------------------------------------------------
New York - 5.2%         5,000  New York City, New York, GO, Refunding, Series G, 5% due 8/01/2017 (a)                        5,391
                        2,500  New York State Power Authority, Revenue Refunding Bonds, Series A, 5% due
                               11/15/2017 (e)                                                                                2,705
                          710  Schenectady, New York, BAN, 5.25% due 5/26/2006                                                 708
                        1,000  Westchester County, New York, IDA, Continuing Care Retirement Mortgage Revenue
                               Bonds (Kendal on the Hudson Project), Series A, 5.625% due 1/01/2013                          1,040
----------------------------------------------------------------------------------------------------------------------------------
Ohio - 2.3%             4,000  Ohio State Water Development Authority, Water Pollution Control, Loan Fund Revenue
                               Bonds, Series B, 5% due 12/01/2017                                                            4,332
----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Municipal Intermediate Term Fund
Schedule of Investments as of January 31, 2006                    (in Thousands)

                         Face
State                  Amount  Municipal Bonds                                                                            Value
----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 2.6%      $ 3,200  Blount County, Tennessee, Public Building Authority, Local Government Public
                               Improvement Revenue Bonds, VRDN, Series A3A, 3.06% due 6/01/2026 (a)(f)                  $    3,200
                        1,600  Tennessee HDA, Revenue Bonds (Homeownership Program), AMT, Series 2-C, 5.85%
                               due 7/01/2009                                                                                 1,624
----------------------------------------------------------------------------------------------------------------------------------
Texas - 5.9%            3,400  Bell County, Texas, Health Facilities Development Corporation, Hospital Revenue
                               Bonds (Scott & White Memorial Hospital), VRDN, Series 2001-1, 3.06%
                               due 8/15/2031 (b)(f)                                                                          3,400
                        2,000  Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc.
                               Project), Series B, 7.75% due 12/01/2018                                                      2,187
                        5,000  Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement
                               Bonds, AMT, Series A, 5.75% due 11/01/2014 (e)                                                5,416
----------------------------------------------------------------------------------------------------------------------------------
Virginia - 5.4%         5,500  Fairfax County, Virginia, GO (Public Improvements), Refunding, Series A, 5%
                               due 10/01/2016                                                                                6,009
                        4,000  Tobacco Settlement Financing Corporation of Virginia, Asset Backed Revenue Bonds,
                               5.25% due 6/01/2019                                                                           4,059
----------------------------------------------------------------------------------------------------------------------------------
Washington - 8.7%       5,000  Pierce County, Washington, School District Number 3 (Puyallup), GO, 5%
                               due 12/01/2017 (b)                                                                            5,374
                        5,000  Snohomish County, Washington, School District Number 015 (Edmonds), GO, Refunding,
                               5.25% due 12/01/2015 (e)                                                                      5,514
                        5,000  Washington State, GO, Series D, 5% due 1/01/2017 (a)                                          5,406
----------------------------------------------------------------------------------------------------------------------------------
                               Total Municipal Bonds  (Cost - $188,818) - 101.6%                                           190,080
----------------------------------------------------------------------------------------------------------------------------------

                       Shares
                         Held  Mutual Funds
----------------------------------------------------------------------------------------------------------------------------------
                          244  BlackRock Insured Municipal 2008 Term Trust, Inc.                                             3,782
                          116  BlackRock Insured Municipal Term Trust, Inc.                                                  1,242
                          344  BlackRock Municipal Target Term Trust                                                         3,431
----------------------------------------------------------------------------------------------------------------------------------
                               Total Mutual Funds (Cost - $9,251) - 4.5%                                                     8,455
----------------------------------------------------------------------------------------------------------------------------------

                               Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
                           19  Merrill Lynch Institutional Tax-Exempt Fund (h)                                                  19
----------------------------------------------------------------------------------------------------------------------------------
                               Total Short-Term Securities (Cost - $19) - 0.0%                                                  19
----------------------------------------------------------------------------------------------------------------------------------
                               Total Investments (Cost - $198,088*) - 106.1%                                               198,554

                               Liabilities in Excess of Other Assets - (6.1%)                                              (11,382)
                                                                                                                        ----------
                               Net Assets - 100.0%                                                                      $  187,172
                                                                                                                        ==========

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2006 as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 198,088
                                                                      =========
      Gross unrealized appreciation                                   $   2,179
      Gross unrealized depreciation                                      (1,713)
                                                                      ---------
      Net unrealized appreciation                                     $     466
                                                                      =========

(a)   AMBAC Insured.
(b)   MBIA Insured.
(c) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(d)   FSA Insured.
(e)   FGIC Insured.

Merrill Lynch Municipal Intermediate Term Fund
Schedule of Investments as of January 31, 2006                    (in Thousands)

(f) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(g)   XL Capital Insured.
(h) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                          Net           Dividend
      Affiliate                                        Activity          Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund         --               --*
      --------------------------------------------------------------------------

*     Income was less than $1,000.

o Forward interest rate swaps outstanding as of January 31, 2006 were as follows:

      --------------------------------------------------------------------------------------------------------------
                                                                                                        Unrealized
                                                                                      Notional         Appreciation
                                                                                       Amount         (Depreciation)
      --------------------------------------------------------------------------------------------------------------
      Pay a fixed rate of 3.979% and receive a floating rate based on 1-week
      Bond Market Association rate

      Broker, JPMorgan Chase Bank
      Expires February 2016                                                          $ 16,000          $       (256)

      Pay a fixed rate of 3.716% and receive a floating rate based on 1-week
      Bond Market Association rate

      Broker, Citibank N.A.
      Expires April 2016                                                             $ 19,700                   128
      --------------------------------------------------------------------------------------------------------------
      Total                                                                                            $       (128)
                                                                                                       ============

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch Municipal Series Trust


By: /s/ Robert C. Doll, Jr.
    --------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch Municipal Series Trust

Date: March 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    --------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch Municipal Series Trust

Date: March 20, 2006


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch Municipal Series Trust

Date: March 20, 2006